Exit or Disposal Activities (Textuals) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) store branch	Dec. 31, 2014 USD ($) facility store	Dec. 31, 2013 USD ($) facility store
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	$ 9,761	$ 13,578	$ 4,619
Number of facilities closed | facility		7	5
Stores and branches closed | store		24	16
Global Finishes Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Stores closed | branch	7
Provisions in cost of goods sold or SG&A	$ 8,329	$ 4,767	$ 278
Consumer Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A		4,809	598
Paint Stores Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Stores closed | store	30
Provisions in cost of goods sold or SG&A	$ 168	280	1,004
Latin America Coatings Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Stores closed | store	2
Provisions in cost of goods sold or SG&A			123
Facilities Closed Down Prior to 2015 [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	$ 1,264
Facilities Closed Down Prior to 2014 [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A		$ 3,722
Facilities Closed Down Prior to 2013 [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A			$ 2,679